NOTE 4 - ACQUISITIONS - Whisl Consideration (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 13, 2022	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions			$ 1,550,000
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	$ 1,250,000
Stock Issued During Period, Shares, Acquisitions	1,461,653
Acquisition Costs, Cumulative	$ 1,800,000
Whisl Telecom L L C [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions	$ 550,000
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		$ 800,000
Stock Issued During Period, Shares, Acquisitions		2,850,330
Stock Issued During Period, Value, Acquisitions		$ 1,000,000
Acquisition Costs, Cumulative		$ 1,800,000